Selling expenses	12 Months Ended
Dec. 31, 2023
Disclosure Of Selling Expenses [Abstract]
Selling expenses

35 Selling expenses

Selling expenses are analysed as follows:

	2023	2022	2021
Shipping and handling costs	26,325	55,912	54,672
Labour costs	25,971	24,615	24,241
Depreciation and amortisation	12,369	11,832	11,819
Customs duties	5,473	7,929	10,614
Commissions to sales representatives	5,861	7,318	7,503
Advertising expenses	5,936	6,193	5,576
Utilities	3,960	3,675	2,668
Fairs	596	1,050	807
Other insurance costs	1,042	1,034	946
Impairment of non-financial assets	3	890	1,188
Leases	1,627	785	607
Promotions	632	661	655
Advisory services	528	611	546
Insurance costs on trade receivables	312	567	347
Samples	505	546	687
COVID-19 government grants	—	—	(299)
COVID-19 rent concessions	—	(635)	(1,515)
Other	233	1,941	569
Total	91,373	124,924	121,631

During 2023, the “COVID-19-Related Rent Concessions - Amendment to IFRS 16” issued on 28 May 2020 (see note 5(A)) was no longer in effect. The Group was granted lease incentives of 635 and 1,515 as a reduction of the selling expenses for the year ended December 31, 2022 and 2021, respectively. No such concessions were granted in 2023.